Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2023 Vessel Segment	Jun. 30, 2024 USD ($) Segment	Jun. 30, 2023 USD ($)
Segment Information [Abstract]
Number of vessels acquired | Vessel	2
Number of reportable segments | Segment	3	2
Voyage charter revenues		$ 1,310,662	$ 389,119
Total vessel revenues		12,478,424	56,012,683
Voyage expenses (including charges from related parties)		(1,100,402)	(1,242,116)
Vessel operating expenses		(4,909,348)	(11,190,295)
Management fees to related parties		(970,426)	(1,657,500)
Recovery of provision/(provision) for doubtful accounts		(25,369)	266,732
Depreciation and amortization		(2,354,631)	(3,785,684)
Gain on sale of vessels		19,559,432	40,548,776
Operating income		17,979,504	77,111,010
Interest and finance costs		(283,104)	(668,815)
Interest income		4,328,318	1,210,769
Dividend income from related party		1,263,889	0
Foreign exchange losses		(2,281)	(21,352)
Dividend income on equity securities		4,136	0
Loss on equity securities		(13,837)	0
Less: Unallocated corporate general and administrative expenses (including related parties)		(4,698,176)	(1,841,586)
Net income, before taxes		23,276,625	77,631,612
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		6,518,240	5,519,288
Pool [Member]
Segment Information [Abstract]
Vessel revenues		4,649,522	50,104,276
Operating Segment [Member]
Segment Information [Abstract]
Operating income		22,677,680	78,952,596
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues		0	1,032
Total vessel revenues		631,180	47,507,650
Voyage expenses (including charges from related parties)		(23,741)	(834,590)
Vessel operating expenses		(352,940)	(8,013,227)
Management fees to related parties		(24,936)	(1,047,150)
Recovery of provision/(provision) for doubtful accounts		0	266,732
Depreciation and amortization		(35,305)	(2,805,193)
Gain on sale of vessels		19,559,432	40,548,776
Operating income		19,753,690	75,622,998
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		1,355	5,519,288
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		629,825	41,987,330
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Voyage charter revenues		0	0
Total vessel revenues		4,019,697	8,116,946
Voyage expenses (including charges from related parties)		(156,626)	(104,980)
Vessel operating expenses		(1,135,874)	(2,852,712)
Management fees to related parties		(189,098)	(352,950)
Recovery of provision/(provision) for doubtful accounts		0	0
Depreciation and amortization		(463,714)	(850,371)
Gain on sale of vessels		0	0
Operating income		2,074,385	3,955,933
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		4,019,697	8,116,946
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Voyage charter revenues		1,310,662	388,087
Total vessel revenues		7,827,547	388,087
Voyage expenses (including charges from related parties)		(920,035)	(302,546)
Vessel operating expenses		(3,420,534)	(324,356)
Management fees to related parties		(756,392)	(257,400)
Recovery of provision/(provision) for doubtful accounts		(25,369)	0
Depreciation and amortization		(1,855,612)	(130,120)
Gain on sale of vessels		0	0
Operating income		849,605	(626,335)
Operating Segment [Member] | LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues		6,516,885	0
Operating Segment [Member] | LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues		0	0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs		(283,104)	(668,815)
Interest income		4,328,318	1,210,769
Dividend income from related party		1,263,889	0
Foreign exchange losses		(2,281)	(21,352)
Dividend income on equity securities		4,136	0
Loss on equity securities		(13,837)	0
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)		$ (4,698,176)	$ (1,841,586)